EMPLOYEE BENEFIT PLANS - Amounts Included in Other Comprehensive Loss That are Expected to be Recognized as Components of Periodic Benefit Costs (FY) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
United States | Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ 3
Net actuarial loss	970
Total recognized in net periodic benefit cost and other comprehensive (loss) income	973
United States | Other Postretirement Benefits Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(1,519)
Net actuarial loss	1,216
Total recognized in net periodic benefit cost and other comprehensive (loss) income	(303)
Foreign Plan | Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	22
Net actuarial loss	2,193
Total recognized in net periodic benefit cost and other comprehensive (loss) income	2,215
Foreign Plan | Other Postretirement Benefits Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(7)
Net actuarial loss	(8)
Total recognized in net periodic benefit cost and other comprehensive (loss) income	$ (15)